SCOUT
WORLDWIDE
FUND


A no-load mutual fund
that seeks a favorable
total return by investing
in established companies
either in the U.S. or
whose principal business
is carried on outside
the country.


Semiannual Report
December 31, 1996


TO THE SHAREHOLDERS

For the six months ended December 31, 1996, the net asset value of the Scout WorldWide Fund rose from $12.90 to $13.94, and paid dividends of $0.16. The total return (price change and reinvested distributions) for the period was 9.30%. Over the same period the international markets as measured by the unmanaged Morgan Stanley Capital International (MSCI) EAFE (Europe, Asia and Far East) index gained 1.46% and the unmanaged Standard & Poor's 500 index earned 11.68%.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

While we read of the strong dollar, this effect applies mostly to Japan and the countries tied to the German mark. A number of the countries represented in our Fund had currencies that rose against the dollar (e.g., Australia, Italy and Great Britain) which helped those investments.

The decline of the Japanese yen reflects the weakness of the Japanese economy and the efforts of the government of the central bank to try to stimulate their economy. So far these efforts have been to no avail as structural problems, like rigid labor policies and real estate loans in their banking system, have yet to be resolved.

International investing had a better year in 1996 than the widely used EAFE would indicate because of high weighting in Japan. The problems outlined above have put pressure on the Tokyo stock market, especially towards the end of the year. We have responded to these challenges by underweighting Japan in our portfolio, and by investing in the export sector which benefited from the weak yen, producing a modest gain in the Japanese portion of the portfolio.

Several names are new to the portfolio: Hoechst, Imperial Oil and Novartis. Novartis, a Swiss company, is literally a new name, not a new holding, being the product of the merger of Sandoz and Ciba-Geigy, which we held. The merged company is shedding its traditional chemical operations and becoming one of the largest drug companies in the world.

Hoechst should be familiar to stockholders in the Kansas City area as the German company which bought Marion Merrill Dow several years ago. This acquisition was a step in Hoechst's transition from a chemical company to a drug company. Several steps remain for the transition to be complete. Corporate reorganizations appear to be a trend which has just started in Germany.

Imperial Oil is the largest Canadian oil company and is 70% owned by Exxon. The company is restricted by its charter to doing business in Canada. Because it does not see good investments for its cash flow in Canada at this time it is spending its excess cash flow buying back shares of its own stock.

We appreciate your interest and participation in Scout WorldWide Fund.

Top 10 Equity Holdings

                                        Market      Percent
                                        Value       of Total

Sony Corp.                          $   721,875     2.14%
Siemens A G                             730,750     2.16%
Rhone Poulenc S A                       792,675     2.35%
Repsol S A                              800,625     2.37%
Nokia Corp.                             887,425     2.63%
Ericsson L M Telephone Co.              784,888     2.32%
Elan Corp Ltd .                         764,750     2.27%
Canadian Pacific Co. Ltd.               755,250     2.24%
Cadbury Schweppes Ltd.                  761,198     2.27%
Broken Hill Proprietary Co.             750,885     2.22%
Top 10 Equity Holdings Total:        $7,750,321    22.97%

NOTE: All market values based on 12/31/96 statement of assets.

GRAPH -- Sector Diversification


Sincerely,


/s/James L. Moffett
James L. Moffett
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1996 (unaudited)

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS (ADR's) - 79.20%
AUSTRIA - 1.03%
         3,700  OMV A.G. *                                      416,780

AUSTRALIA - 3.43%
        26,580  Broken Hill Proprietary Co. Ltd.                750,885
        19,380  Coles Myer Ltd.                                 639,540
                                                              1,390,425
BELGIUM - 0.38%
           250  Solvay NPV*                                     152,883

CANADA - 6.28%
        10,000  BCE Inc.*                                       477,500
	28,500	Canadian Pacific Ltd.*   			755,250
        15,000  Imperial Oil Ltd                                705,000
         7,200  Magna International Cl. A*                      401,400
        20,000  Total Petroleum North America LTD  *            207,500
                                                              2,546,650
DENMARK - 3.12%
        17,800  Novo-Nordisk A.S.                               832,150
        16,000  Tele Danmark A.S.                               436,000
                                                              1,268,150
FINLAND - 2.19%
        15,400  Nokia, CP ADS, Pfd.                             887,425

FRANCE - 7.68%
        29,458  Alcatel Alsthom                                 471,328
           585  Carrefour Supermarche, SA *                     379,892
         6,638  Elf Aquitaine                                   300,370
        23,400  Rhone-Poulenc SA                                792,675
         6,100  Schlumberger Ltd.                               609,237
        14,035  Total SA                                        564,909
                                                              3,118,411

GERMANY - 9.80%
        11,000  Bayer A.G.                                      448,248
        10,000  Daimler Benz A. G.                              685,000
        24,700  Dresdner Bank A.G.                              738,863
         8,500  Henkel KGAA, Pfd. *                             426,348
         8,000  Hoechst A.G.                                    370,000
         4,140  SAP A.G.*                                       562,796
        15,800  Siemens A.G.                                    743,295
                                                              3,974,550
HONG KONG - 0.99%
	90,000	China Light & Power Ltd.   			400,257

IRELAND - 1.88%
        23,000  Elan Corp. PLC                                  764,750

ITALY - 3.52%
	24,000	Benetton Group S.p.A.   			597,000
         3,200  Luxottica Group S.p.A.                          166,400
	15,000	STET Societa Finanziaria   			665,625
                                                              1,429,025
JAPAN - 8.01%
         5,700  Canon Inc.                                      627,000
        16,000  Fuji Photo Film Ltd.                            528,000
         1,900  Hitachi, Ltd.                                   175,750
         3,100  Ito Yokado, Ltd.                                537,075
        11,000  Sony Corp.                                      721,875
        11,500  Toyota Motor Corp.                              661,250
                                                              3,250,950
NETHERLANDS - 3.51%
         2,700  Akzo N.V.                                       182,250
         5,618  Koninklijke Ahold N.V.                          346,911
        18,000  Polygram N.V.                                   895,500
                                                              1,424,661
NEW ZEALAND - 1.00%
         5,000  Telecom Corp. of New Zealand  Ltd               405,000

NORWAY - 0.47%
         3,555  Norsk Hydro A.S.                                190,637

SPAIN - 3.17%
        21,000  Repsol S.A.                                     800,625
         7,000  Telefonica De Espana S. A.                      484,750
                                                              1,285,375
SWEDEN - 3.78%
         8,600  Aktiebolaget Electrolux                         496,650
        26,000  Ericsson (L.M.) Telephone Co. Cl. B             784,875
	12,500	Svenska Cellulosa Aktiebol*   			253,550
                                                              1,535,075
SWITZERLAND - 3.38%
         4,280  ABB A.G.                                        530,728
         8,650  Nestle S.A.                                     462,868
         6,613  Novartis A. G.                                  377,506
                                                              1,371,102
UNITED KINGDOM - 14.79%
        10,000  Bass Public Ltd. Co.                            277,500
        18,300  British Gas PLC                                 697,687
	22,482	Cadbury Schweppes Ltd. PLC   			767,198
	14,200	Carlton Communications  PLC   			631,900
	18,097	Grand Metropolitan Ltd. PLC   			572,318
         3,200  Reuters Holdings PLC                            244,800
	60,610	Royal Bank of Scotland PLC *  			582,917
         9,000  SmithKline Beecham PLC                          612,000
         5,000  Unilever PLC                                    487,500
        13,000  Vodafone Group                                  537,875
        75,000  Waste Management International                  590,625
                                                              6,002,320
UNITED STATES - 0.79%
         8,000  Sprint Corp. *                                  319,000
TOTAL COMMON STOCKS (ADR's) - 79.20%                         32,133,426

ADR - American Depository Receipt
* Non ADR


        Face                                                    Market
        Amount  Description                                     Value

SHORT-TERM CORPORATE NOTES  - 14.74%
     $  500,000 American Tel & Telegraph Co.,
                5.23%, due January 14, 1997                     498,983
        500,000 Disney Walt Co.,
                5.33%, due January 8, 1997                      499,408
        500,000 Dover Corp.,
                5.54%, due January 17, 1997                     498,691
        500,000 du Pont (E.I.) de Nemours & Co.,
                5.30%, due February 4, 1997                     497,424
         500,000 Flour Corp.,
                5.39%, due January 21, 1997                     498,428
        500,000 International Business Machines Corp.,
                5.30%, due February 14, 1997                    496,687
        500,000 Kellogg Co.,
                5.33%, due January 3, 1997                      499,778
        500,000 Motorola Inc.,
                5.30%, due February 14, 1997                    496,687
        500,000 Penny (J.C.) Funding Corp.,
                5.34%, due January 21, 1997                     498,443
        500,000 Philip Morris Cos., Inc.,
                5.25%, due January 7, 1997                      499,489
        500,000 Snap On Tools Corp.,
                5.60%, due January 21, 1997                     498,367
        500,000 Xerox Corp.,
                5.50%, due January 28, 1997                     497,861
TOTAL SHORT-TERM CORPORATE NOTES - 14.74%                     5,980,246

GOVERNMENT SPONSORED ENTERPRISES - 3.66%
	500,000	Federal Home Loan Banks,
                5.25%, due April 17, 1997                       492,198
	500,000	Federal National Mortgage Association,
                5.41%, due January 17, 1997                     498,723
	500,000	Federal National Mortgage Association,
                5.27%, due March 4, 1997                        495,389

TOTAL GOVERNMENT SPONSORED ENTERPRISES - 3.66%                1,486,310

REPURCHASE AGREEMENT - 7.85%
      3,185,000 Northern Trust Co.,
                6.375%, due January 2, 1997
                (Collateralized by U.S. Treasury Notes,
                6.50%, due May 15, 1997)                      3,185,000
TOTAL INVESTMENTS -  105.45%                               $ 42,784,982

Other assets less liabilities - (5.45%)                     (2,212,748)

TOTAL NET ASSETS - 100.00%
  (equivalent to $13.94 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  2,910,195 shares outstanding)                            $ 40,572,234

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 1996 (unaudited)

ASSETS:
  Investment securities, at market value
   (identified cost $35,980,987)                           $ 42,784,982
  Cash                                                        (460,995)
  Dividends receivable                                           41,390
  Interest receivable                                           -
  Securities sold receivable                                    -
    Total assets                                             42,365,377
LIABILITIES:
  Payable for investments purchased                        $  1,793,143
    Total liabilities                                         1,793,143
NET ASSETS                                                 $ 40,572,234

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital) $ 33,735,305 Accumulated undistributed income:
    Undistributed net investment income                           7,457
    Accumulated net realized gain on investment transactions     51,103
  Net unrealized appreciation in value of investments         6,778,369
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                $ 40,572,234

Capital shares, $1.00 par value
  Authorized                                                 10,000,000
  Outstanding                                                 2,910,195

NET ASSET VALUE PER SHARE                                       $ 13.94

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Six Months Ended December 31, 1996 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                              $    221,717
    Interest                                                    214,046
                                                                435,763
  Expenses:
    Withholding fees                                             29,656
    Management fees (Note 3)                                    146,280
    Registration fees and other expenses                          8,017
                                                                183,953
      Net investment income                                     251,810

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding commercial paper
    and repurchase agreements):
    Proceeds from sales of investments                        1,649,746
    Cost of investments sold                                  1,451,727
      Net realized gain from investment transactions            198,019
  Unrealized appreciation of investments:
    Beginning of period                                       4,021,776
    End of period                                             6,778,369
      Increase in net unrealized appreciation
        of investments                                        2,756,593
      Net gain on investments                                 2,954,612
      Net increase in net assets resulting
        from operations                                   $   3,206,422

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets

                                             Six Months Ended  January 1, 1996
                                             December 31, 1996        to
                                             (unaudited)         June 30, 1996

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $   251,810     $   336,121
  Net realized gain from investment transactions    198,019         105,839
  Increase (decrease) in net unrealized
    appreciation on investments                   2,756,593       1,724,420
    Net increase in net assets resulting
      from operations                             3,206,422       2,166,380

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
   Net investment income                          (260,743)       (321,601)
   Net realized gain from investment transactions (182,240)        (97,877)
     Total distributions to shareholders          (442,983)       (419,478)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 704,722
    and 517,218 shares sold                       9,434,837       6,520,012
  Net asset value of 21,007
    and 20,521 shares issued for
    reinvestment of distributions                   289,473         264,093
                                                  9,724,310       6,784,105
  Cost of 186,215 and 133,153 shares redeemed   (2,495,505)     (1,704,205)
    Net increase from capital share transactions  7,228,805       5,079,900
      Total increase in net assets                9,992,244       6,826,802

NET ASSETS:
  Beginning of period                            30,579,990      23,753,188
  End of period (including undistributed
   net investment income of $7,457
   and $51,013)                                $ 40,572,234    $ 30,579,990


*Distributions to shareholders:
  Income dividends per share                            $ .093       $ 0.14
  Capital gains distribution per share                  $ .065       $ 0.04

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund was capitalized on March 5, 1993 and initial public offering was made on September 14, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Effective on April 24, 1996, the Fund's shareholders approved a change in the fiscal year-end. A summary of significant accounting policies that the Fund uses in the preparation of its financial statements follows. The policies are in conformity with generally accepted accounting principles.

Investments - Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Investment transactions are recorded on the date securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Short-term investments are valued at cost with interest income recorded on the accrual basis.

Federal Income Taxes - The Fund has complied with the Internal Revenue Code requirements applicable to regulated investment companies and will distribute all income to its shareholders. Therefore, no Federal income tax provision is required.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1996 (excluding repurchase agreements and short-term securities), are as follows:

                              Other than
                              U.S. Government   U.S. Government
                              Securities        Securities
Purchases                     $  7,491,795      $  0,000,000
Proceeds from sales              1,649,746         0,000,000

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller.


This report has been prepared for the information of the Shareholders of Scout WorldWide Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Elizabeth L. Allwood, Vice President
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862